Quarterly Holdings Report
for

Fidelity® Growth Company Fund

February 28, 2021

GCF-QTLY-0421
1.797941.117

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 12.1%
Entertainment - 3.8%
Activision Blizzard, Inc.	2,116,043	$202,315
Electronic Arts, Inc.	391,401	52,436
NetEase, Inc. ADR	438,905	48,214
Netflix, Inc. (a)	712,404	383,879
Nintendo Co. Ltd.	32,911	20,127
Roku, Inc. Class A (a)	2,817,145	1,114,125
Sea Ltd. ADR (a)	1,723,225	406,147
Skillz, Inc. (b)	478,862	15,137
The Walt Disney Co. (a)	587,310	111,025
Zynga, Inc. (a)	1,122,763	12,519
		2,365,924
Interactive Media & Services - 7.8%
Alphabet, Inc.:
Class A (a)	1,095,261	2,214,519
Class C (a)	623,784	1,270,561
Bumble, Inc.	299,471	20,157
Facebook, Inc. Class A (a)	3,627,696	934,567
IAC (a)	119,787	29,327
Kuaishou Technology Class B (c)	587,174	23,377
Match Group, Inc. (a)	61,109	9,341
Pinterest, Inc. Class A (a)	211,240	17,022
Snap, Inc. Class A (a)	1,878,413	123,337
Tencent Holdings Ltd.	523,053	45,504
Twitter, Inc. (a)	667,242	51,418
Zillow Group, Inc. Class C (a)(d)	685,054	110,520
		4,849,650
Media - 0.0%
Comcast Corp. Class A	183,385	9,668
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc.	2,829,002	339,395

TOTAL COMMUNICATION SERVICES		7,564,637

CONSUMER DISCRETIONARY - 22.5%
Auto Components - 0.1%
QuantumScape Corp. (b)	828,165	40,942
Automobiles - 2.5%
Lordstown Motors Corp. (a)	1,360,987	26,321
Neutron Holdings, Inc. (e)	1,546,251	23
Rad Power Bikes, Inc. (b)(e)	1,182,568	5,705
Tesla, Inc. (a)	2,255,958	1,523,900
XPeng, Inc. ADR (a)(d)	881,339	30,062
		1,586,011
Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc. Class A (d)	45,169	9,321
Chipotle Mexican Grill, Inc. (a)	50,961	73,486
Hyatt Hotels Corp. Class A (d)	121,735	10,707
Marriott International, Inc. Class A	1,197,237	177,275
McDonald's Corp.	3,366	694
NeoGames SA	84,683	2,568
Penn National Gaming, Inc. (a)	2,480,744	287,221
Planet Fitness, Inc. (a)	74,043	6,374
Rush Street Interactive, Inc. (b)	447,095	6,943
Rush Street Interactive, Inc. (a)	1,411,456	21,920
Shake Shack, Inc. Class A (a)	80,728	9,565
Starbucks Corp.	2,013,269	217,493
Vail Resorts, Inc.	205,861	63,648
Yum China Holdings, Inc.	676,019	40,453
		927,668
Household Durables - 0.7%
D.R. Horton, Inc.	1,116,976	85,862
KB Home	1,277,477	51,585
Lennar Corp. Class A	2,992,384	248,278
PulteGroup, Inc.	255,415	11,522
Toll Brothers, Inc.	1,348,404	72,032
		469,279
Internet & Direct Marketing Retail - 9.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	922,365	219,302
Amazon.com, Inc. (a)	1,236,656	3,824,890
Doordash, Inc.	6,966	1,181
Etsy, Inc. (a)	248,392	54,713
Farfetch Ltd. Class A (a)	1,244,071	81,959
JD.com, Inc. sponsored ADR (a)	1,795,721	168,564
Ocado Group PLC (a)	2,594,079	79,510
Ozon Holdings PLC ADR (d)	234,596	13,923
Pinduoduo, Inc. ADR (a)	107,711	18,436
Revolve Group, Inc. (a)	915,448	42,202
The Booking Holdings, Inc. (a)	75,956	176,864
The Honest Co., Inc. (a)(b)(e)	39,835	1,054
The RealReal, Inc. (a)	1,317,786	33,656
THG PLC	1,686,617	16,637
Wayfair LLC Class A (a)(d)	3,918,042	1,132,236
Zomato Pvt Ltd. (b)(e)	740	3,903
		5,869,030
Leisure Products - 0.3%
Peloton Interactive, Inc. Class A (a)	1,412,623	170,179
Multiline Retail - 0.4%
Dollar General Corp.	204,849	38,714
Dollar Tree, Inc. (a)	303,343	29,788
Ollie's Bargain Outlet Holdings, Inc. (a)	1,818,567	150,359
Target Corp.	317,989	58,332
		277,193
Specialty Retail - 2.6%
Auto1 Group SE (c)	294,434	16,341
Carvana Co. Class A (a)	1,053,225	298,589
Cazoo Holdings Ltd. (b)(e)	224,106	3,317
Five Below, Inc. (a)	231,849	43,152
Floor & Decor Holdings, Inc. Class A (a)	1,023,366	97,312
Lowe's Companies, Inc.	2,000,131	319,521
MYT Netherlands Parent BV ADR (d)	177,842	5,138
RH (a)	733,836	359,851
The Home Depot, Inc.	1,134,812	293,167
TJX Companies, Inc.	2,097,935	138,443
Williams-Sonoma, Inc.	280,896	36,879
		1,611,710
Textiles, Apparel & Luxury Goods - 5.0%
adidas AG	812,403	283,181
Allbirds, Inc. (a)(b)(e)	307,430	3,554
Canada Goose Holdings, Inc. (a)(d)	1,449,702	64,978
Deckers Outdoor Corp. (a)	317,628	103,582
Dr. Martens Ltd. (a)	5,001,417	34,380
lululemon athletica, Inc. (a)	6,158,049	1,919,341
NIKE, Inc. Class B	1,852,703	249,707
On Holding AG (b)(e)	900	17,519
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	8,459,541	309,619
Tory Burch LLC Class B (b)(e)(f)	1,275,684	96,174
Under Armour, Inc. Class C (non-vtg.) (a)	469,477	8,544
VF Corp.	125,123	9,901
		3,100,480

TOTAL CONSUMER DISCRETIONARY		14,052,492

CONSUMER STAPLES - 2.1%
Beverages - 0.9%
Boston Beer Co., Inc. Class A (a)	20,173	20,752
Fever-Tree Drinks PLC	799,068	25,371
Keurig Dr. Pepper, Inc.	2,636,632	80,470
Monster Beverage Corp. (a)	2,490,469	218,514
PepsiCo, Inc.	316,848	40,934
The Coca-Cola Co.	3,551,881	174,007
		560,048
Food & Staples Retailing - 0.4%
Blink Health, Inc. Series A1 (b)(e)	173,460	5,662
Costco Wholesale Corp.	569,419	188,478
Kroger Co.	42,114	1,356
Performance Food Group Co. (a)	1,056,011	57,278
Sweetgreen, Inc. warrants 1/21/26 (a)(b)(e)	168,563	666
Walgreens Boots Alliance, Inc.	384,341	18,421
		271,861
Food Products - 0.4%
Archer Daniels Midland Co.	348,649	19,727
Beyond Meat, Inc. (a)(d)	87,015	12,659
Bunge Ltd.	935,792	71,663
Darling Ingredients, Inc. (a)	945,306	59,592
Freshpet, Inc. (a)	133,108	20,749
JDE Peet's BV	314,086	12,752
Laird Superfood, Inc. (d)	411,009	16,223
Mondelez International, Inc.	138,977	7,388
		220,753
Household Products - 0.2%
Church & Dwight Co., Inc.	221,400	17,435
Colgate-Palmolive Co.	347,904	26,162
Procter & Gamble Co.	620,201	76,613
		120,210
Personal Products - 0.0%
Yatsen Holding Ltd. ADR	118,846	2,083
Tobacco - 0.2%
Altria Group, Inc.	2,665,688	116,224
JUUL Labs, Inc. Class A (a)(b)(e)	44,067	3,380
Philip Morris International, Inc.	238,669	20,053
RLX Technology, Inc. ADR (d)	528,387	9,252
		148,909

TOTAL CONSUMER STAPLES		1,323,864

ENERGY - 0.7%
Energy Equipment & Services - 0.1%
Halliburton Co.	1,869,737	40,816
Schlumberger Ltd.	1,774,986	49,540
		90,356
Oil, Gas & Consumable Fuels - 0.6%
EOG Resources, Inc.	126,753	8,183
Hess Corp.	3,271,524	214,383
Pioneer Natural Resources Co.	135,885	20,188
Reliance Industries Ltd.	268,958	4,404
Reliance Industries Ltd.	4,034,380	113,812
		360,970

TOTAL ENERGY		451,326

FINANCIALS - 1.6%
Banks - 0.9%
Bank of America Corp.	3,742,439	129,900
First Republic Bank	180,123	29,675
HDFC Bank Ltd. sponsored ADR (a)	1,412,295	111,769
JPMorgan Chase & Co.	1,320,536	194,343
Wells Fargo & Co.	1,617,442	58,503
		524,190
Capital Markets - 0.5%
Aspirational Consumer Lifestyle Corp. Class A (a)	65,000	710
B3 SA - Brasil Bolsa Balcao	6,080,200	58,912
BlackRock, Inc. Class A	208,200	144,595
Charles Schwab Corp.	1,718,323	106,055
Edelweiss Financial Services Ltd. (a)	1,779,664	1,662
Vesper Healthcare Acquisition Corp. Class A (a)(d)	407,157	4,495
		316,429
Consumer Finance - 0.0%
Discover Financial Services	91,262	8,585
Diversified Financial Services - 0.2%
Ant International Co. Ltd. Class C (a)(b)(e)	1,658,265	8,921
AppHarvest, Inc. (b)	2,170,878	62,798
Coinbase, Inc. (a)(b)(e)	48,600	18,128
Decarbonization Plus Acquisition Corp. Class A (a)(d)	119,446	1,406
Gemini Therapeutics, Inc.	64,721	984
Gemini Therapeutics, Inc. (b)	658,627	9,511
Nuvation Bio, Inc. (b)	2,125,093	19,183
		120,931

TOTAL FINANCIALS		970,135

HEALTH CARE - 16.9%
Biotechnology - 9.4%
4D Molecular Therapeutics, Inc.	200,172	8,403
AbbVie, Inc.	415,240	44,738
ACADIA Pharmaceuticals, Inc. (a)	6,854,883	335,684
ADC Therapeutics SA (a)	880,591	23,415
Akouos, Inc. (c)	362,038	7,375
Akouos, Inc. (a)	1,106,500	22,539
Alector, Inc. (a)	862,252	15,676
Allovir, Inc. (a)	2,007,887	73,408
Alnylam Pharmaceuticals, Inc. (a)	3,909,685	579,024
ALX Oncology Holdings, Inc. (a)	127,643	10,248
Amgen, Inc.	740,074	166,457
Annexon, Inc. (a)	210,116	6,116
Arcutis Biotherapeutics, Inc. (a)	728,915	24,907
Argenx SE ADR (a)	599,645	198,291
Arrowhead Pharmaceuticals, Inc. (a)	92,064	7,334
Ascendis Pharma A/S sponsored ADR (a)	71,052	11,011
aTyr Pharma, Inc. (a)	364,795	1,587
Avidity Biosciences, Inc.	1,088,411	26,263
Axcella Health, Inc. (a)(g)	2,136,583	12,179
BeiGene Ltd. ADR (a)	1,583,976	506,872
BioAtla, Inc.	809,370	42,978
BioNTech SE ADR (a)(d)	543,523	59,260
BioXcel Therapeutics, Inc. (a)(d)	741,829	39,769
Bolt Biotherapeutics, Inc.	251,971	6,728
BridgeBio Pharma, Inc. (a)(d)	194,104	13,719
Burning Rock Biotech Ltd. ADR	43,798	1,576
C4 Therapeutics, Inc.	54,007	2,318
Calyxt, Inc. (a)	1,298,093	12,384
Cerevel Therapeutics Holdings (a)(d)	480,239	7,280
Cerevel Therapeutics Holdings (b)	1,384,300	20,986
ChemoCentryx, Inc. (a)	3,097,219	210,115
Cibus Corp. Series C (a)(b)(e)(f)	7,264,850	11,043
Codiak Biosciences, Inc. (g)	735,311	11,316
Codiak Biosciences, Inc. (g)	530,402	8,593
CRISPR Therapeutics AG (a)(d)	52,824	6,639
Cullinan Oncology, Inc.	108,707	4,394
Cyclerion Therapeutics, Inc. (a)	295,063	1,133
Cyclerion Therapeutics, Inc. (a)(b)	543,695	2,088
Denali Therapeutics, Inc. (a)	363,574	26,105
Evelo Biosciences, Inc. (a)(g)	2,856,142	34,759
Exact Sciences Corp. (a)	185,759	25,286
Exelixis, Inc. (a)	200,039	4,333
Fate Therapeutics, Inc. (a)	2,350,946	210,927
Foghorn Therapeutics, Inc.	448,836	7,388
Foghorn Therapeutics, Inc.	361,607	5,654
Fusion Pharmaceuticals, Inc. (a)	299,012	3,492
Generation Bio Co.	2,080,809	72,662
Homology Medicines, Inc. (a)	269,145	2,891
Immunocore Holdings PLC	368,095	16,021
Immunocore Holdings PLC ADR	251,971	12,185
Inhibrx, Inc. (a)(d)	635,335	16,150
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(e)	156,370	0
Ionis Pharmaceuticals, Inc. (a)(g)	7,887,755	413,318
Iovance Biotherapeutics, Inc. (a)	35,932	1,340
Ironwood Pharmaceuticals, Inc. Class A (a)	362,878	3,349
iTeos Therapeutics, Inc. (a)	221,502	9,210
Karuna Therapeutics, Inc. (a)(g)	1,486,445	185,746
Keros Therapeutics, Inc.	313,277	20,510
Kinnate Biopharma, Inc.	301,419	10,076
Kronos Bio, Inc. (d)	151,188	4,395
Kronos Bio, Inc.	284,978	7,870
Kura Oncology, Inc. (a)	211,563	5,924
Kymera Therapeutics, Inc. (a)	135,677	6,510
Lexicon Pharmaceuticals, Inc. (a)(d)	3,483,934	25,049
Moderna, Inc. (a)	1,528,596	236,642
Morphic Holding, Inc. (a)	839,911	30,371
Novavax, Inc. (a)	348,275	80,532
Nuvation Bio Pvt, Inc.	2,556,752	23,080
Olema Pharmaceuticals, Inc.	250,297	9,992
ORIC Pharmaceuticals, Inc. (a)	1,146,779	37,156
Passage Bio, Inc.	633,724	11,420
PMV Pharmaceuticals, Inc.	116,325	4,377
Poseida Therapeutics, Inc. (a)	1,222,939	13,501
Poseida Therapeutics, Inc. (c)	906,572	10,009
Praxis Precision Medicines, Inc.	1,602,962	69,729
Prelude Therapeutics, Inc.	331,913	20,688
Protagonist Therapeutics, Inc. (a)	765,282	18,038
Prothena Corp. PLC (a)	873,202	19,490
PTC Therapeutics, Inc. (a)	759,772	43,383
Regeneron Pharmaceuticals, Inc. (a)	350,822	158,070
Relay Therapeutics, Inc. (a)	588,698	24,296
Repare Therapeutics, Inc.	82,690	2,721
Repligen Corp. (a)	161,734	34,351
Revolution Medicines, Inc.	872,167	39,841
Rigel Pharmaceuticals, Inc. (a)(d)(g)	10,290,554	42,706
Rubius Therapeutics, Inc. (a)(d)(g)	4,699,423	48,780
Sage Therapeutics, Inc. (a)	2,511,627	213,488
Sana Biotechnology, Inc.	58,799	1,807
Sarepta Therapeutics, Inc. (a)	185,111	16,116
Scholar Rock Holding Corp. (a)	1,116,907	60,425
Seagen, Inc. (a)	53,271	8,050
Seer, Inc. (d)	985,287	47,520
Seres Therapeutics, Inc. (a)	4,465,063	85,015
Shattuck Labs, Inc.	1,171,158	48,369
Sigilon Therapeutics, Inc.	334,877	8,908
Silverback Therapeutics, Inc. (d)	1,477,885	71,027
Silverback Therapeutics, Inc.	168,380	7,283
Springworks Therapeutics, Inc. (a)	1,252,309	107,761
Spruce Biosciences, Inc.	210,858	4,407
Stoke Therapeutics, Inc. (a)	101,726	6,092
Syros Pharmaceuticals, Inc. (a)	1,338,274	11,242
Syros Pharmaceuticals, Inc. (a)(c)	938,007	7,879
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	112,640	228
Taysha Gene Therapies, Inc.	1,049,259	26,851
Taysha Gene Therapies, Inc.	360,588	8,766
TG Therapeutics, Inc. (a)	1,341,270	58,707
Translate Bio, Inc. (a)	1,974,193	46,078
Turning Point Therapeutics, Inc. (a)	103,797	12,239
Twist Bioscience Corp. (a)(d)	109,162	15,025
Ultragenyx Pharmaceutical, Inc. (a)	79,123	11,199
uniQure B.V. (a)	898,693	32,982
UNITY Biotechnology, Inc. (a)(d)	1,758,206	11,973
Vaxcyte, Inc.	1,147,140	27,027
Vertex Pharmaceuticals, Inc. (a)	163,980	34,854
Vor Biopharma, Inc. (a)	289,123	12,999
Vor Biopharma, Inc.	404,932	16,385
Xencor, Inc. (a)	1,086,784	53,546
Yumanity Therapeutics, Inc. (b)	106,446	1,892
Yumanity Therapeutics, Inc.	281,898	4,508
Zai Lab Ltd. ADR (a)	1,018,135	150,195
Zentalis Pharmaceuticals, Inc.	412,755	17,352
		5,902,364
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	379,805	45,493
Danaher Corp.	929,088	204,093
DexCom, Inc. (a)	559,759	222,661
Genmark Diagnostics, Inc. (a)	1,419,210	27,746
Insulet Corp. (a)	1,781,260	461,524
Intuitive Surgical, Inc. (a)	282,696	208,290
Novocure Ltd. (a)	3,481,696	519,121
Outset Medical, Inc.	452,275	22,519
Outset Medical, Inc.	676,392	31,994
Penumbra, Inc. (a)	412,703	117,385
Presbia PLC (a)(e)(g)	1,099,338	11
Pulmonx Corp.	4,229	240
Shockwave Medical, Inc. (a)	1,094,299	127,770
		1,988,847
Health Care Providers & Services - 1.1%
1Life Healthcare, Inc. (a)	1,153,325	54,794
Alignment Healthcare Partners unit (b)(e)	870,575	16,299
Centene Corp. (a)	723,195	42,336
Clover Health Investments Corp. (b)	952,500	8,954
Clover Health Investments Corp. Class B	1,665,851	14,093
CVS Health Corp.	365,045	24,871
Humana, Inc.	77,950	29,594
Oak Street Health, Inc. (a)	928,378	49,232
Progyny, Inc. (a)	318,495	13,405
Signify Health, Inc.	159,465	5,266
UnitedHealth Group, Inc.	1,332,076	442,542
		701,386
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	1,195,232	2,032
GoodRx Holdings, Inc. (d)	170,665	7,598
		9,630
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	1,018,637	181,307
10X Genomics, Inc. Class B (c)	2,870,040	510,838
AbCellera Biologics, Inc. (d)	28,024	1,057
Adaptive Biotechnologies Corp. (a)	124,848	7,063
Berkeley Lights, Inc. (a)	2,997	186
Bruker Corp.	266,284	16,238
Nanostring Technologies, Inc. (a)	430,382	30,036
Sartorius Stedim Biotech	5,406	2,361
Seer, Inc.	696,611	30,238
Seer, Inc. Class A (b)	398,162	19,203
Sotera Health Co.	84,179	2,201
Thermo Fisher Scientific, Inc.	239,767	107,914
WuXi AppTec Co. Ltd. (H Shares) (c)	1,143,198	23,832
Wuxi Biologics (Cayman), Inc. (a)(c)	9,739,924	120,667
		1,053,141
Pharmaceuticals - 1.5%
Adimab LLC (a)(b)(e)(f)	3,162,765	160,629
Arvinas Holding Co. LLC (a)	222,094	17,390
Atea Pharmaceuticals, Inc.	3,071,424	231,463
Bristol-Myers Squibb Co.	490,208	30,064
Dragonfly Therapeutics, Inc. (a)(b)(e)	481,725	13,320
Fulcrum Therapeutics, Inc. (a)	880,342	11,101
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	2,400,466	12,224
Harmony Biosciences Holdings, Inc. (a)	1,901,697	67,453
Harmony Biosciences Holdings, Inc. (c)	38,073	1,350
Intra-Cellular Therapies, Inc. (a)	3,665,371	129,864
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	254,484	4,001
Kaleido Biosciences, Inc. (a)(g)	2,500,456	22,329
Nektar Therapeutics (a)	2,614,207	59,316
OptiNose, Inc. (a)(g)	2,759,605	10,707
Pharvaris BV	184,759	7,019
Pliant Therapeutics, Inc.	611,364	20,230
Royalty Pharma PLC	469,820	21,880
Royalty Pharma PLC (c)	1,213,800	56,527
Royalty Pharma PLC (a)(b)(e)	9,467	0
Sienna Biopharmaceuticals, Inc. (a)(g)	1,786,276	36
Stemcentrx, Inc. rights 12/31/21 (a)(e)	2,065,715	0
Theravance Biopharma, Inc. (a)	1,814,225	30,062
UCB SA	121,310	12,066
		919,031

TOTAL HEALTH CARE		10,574,399

INDUSTRIALS - 5.3%
Aerospace & Defense - 0.3%
Axon Enterprise, Inc. (a)	56,642	9,374
Space Exploration Technologies Corp. Class A (a)(b)(e)	418,210	175,644
The Boeing Co.	90,141	19,111
		204,129
Air Freight & Logistics - 0.3%
FedEx Corp.	397,027	101,043
United Parcel Service, Inc. Class B	675,067	106,546
		207,589
Airlines - 1.7%
Delta Air Lines, Inc.	3,671,738	176,023
JetBlue Airways Corp. (a)	8,976,242	165,432
Ryanair Holdings PLC sponsored ADR (a)	225,465	24,242
Southwest Airlines Co.	5,248,343	305,086
Spirit Airlines, Inc. (a)	1,264,827	45,382
United Airlines Holdings, Inc. (a)	1,871,515	98,591
Wheels Up Partners Holdings LLC Series B (a)(b)(f)	12,825,647	54,894
Wizz Air Holdings PLC (a)(c)	2,218,042	164,088
		1,033,738
Building Products - 0.3%
Carrier Global Corp.	313,068	11,436
Resideo Technologies, Inc. (a)	582,601	13,994
The AZEK Co., Inc.	350,710	15,470
Trane Technologies PLC	810,965	124,272
		165,172
Electrical Equipment - 0.4%
AMETEK, Inc.	196,506	23,182
Eaton Corp. PLC	222,635	28,985
Emerson Electric Co.	566,901	48,697
Generac Holdings, Inc. (a)	229,645	75,682
Rockwell Automation, Inc.	132,471	32,228
Shoals Technologies Group, Inc.	420,378	13,713
		222,487
Industrial Conglomerates - 0.3%
3M Co.	498,606	87,286
Honeywell International, Inc.	393,613	79,648
		166,934
Machinery - 0.9%
Caterpillar, Inc.	529,678	114,347
Cummins, Inc.	205,455	52,021
Deere & Co.	624,259	217,941
Fortive Corp.	479,383	31,553
Illinois Tool Works, Inc.	242,829	49,095
Ingersoll Rand, Inc. (a)	327,955	15,197
Nikola Corp. (a)(d)	788,733	14,276
Xylem, Inc.	913,526	90,951
		585,381
Professional Services - 0.0%
CoStar Group, Inc. (a)	6,446	5,310
Road & Rail - 1.1%
Avis Budget Group, Inc. (a)	397,452	22,078
CSX Corp.	419,393	38,395
Kansas City Southern	153,171	32,524
Lyft, Inc. (a)	1,460,975	81,376
Uber Technologies, Inc. (a)	5,728,186	296,434
Union Pacific Corp.	1,171,359	241,253
		712,060

TOTAL INDUSTRIALS		3,302,800

INFORMATION TECHNOLOGY - 35.8%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	26,847	7,513
Ciena Corp. (a)	1,851,640	96,600
Infinera Corp. (a)(d)(g)	12,374,774	121,582
Lumentum Holdings, Inc. (a)	390,114	35,110
		260,805
Electronic Equipment & Components - 0.3%
908 Devices, Inc.	156,373	8,317
Arlo Technologies, Inc.(a)	1,022,560	7,117
II-VI, Inc. (a)	990,459	83,496
TE Connectivity Ltd.	15,711	2,043
Trimble, Inc. (a)	832,916	61,752
Vontier Corp. (a)	95,842	3,009
		165,734
IT Services - 6.9%
Accenture PLC Class A	114,701	28,778
Actua Corp. (a)(e)	1,462,917	73
Affirm Holdings, Inc. (d)	52,869	4,920
BigCommerce Holdings, Inc. (a)(d)	57,889	3,422
Black Knight, Inc. (a)	402,087	30,836
MasterCard, Inc. Class A	1,458,691	516,158
MongoDB, Inc. Class A (a)	22,475	8,674
Nuvei Corp. (a)(c)	164,404	8,557
Okta, Inc. (a)	182,022	47,590
PayPal Holdings, Inc. (a)	4,019,301	1,044,415
Riskified Ltd. (a)(b)(e)	719,400	8,273
Riskified Ltd. warrants (a)(b)(e)	4,733	0
Shopify, Inc. Class A (a)	1,282,506	1,661,564
Snowflake Computing, Inc.	34,784	9,028
Snowflake Computing, Inc.:
Class B	24,381	6,011
Class B (c)	8,127	2,109
Square, Inc. (a)	1,342,614	308,841
TELUS International, Inc.	225,906	6,581
Twilio, Inc. Class A (a)	18,368	7,216
Visa, Inc. Class A	2,587,980	549,661
Wix.com Ltd. (a)	115,043	40,101
Worldline SA (a)(c)	305,707	27,221
		4,320,029
Semiconductors & Semiconductor Equipment - 10.8%
Advanced Micro Devices, Inc. (a)	5,316,228	449,274
Applied Materials, Inc.	1,657,104	195,853
Array Technologies, Inc.	127,023	4,710
ASML Holding NV	349,579	198,243
Broadcom, Inc.	122,335	57,482
Cirrus Logic, Inc. (a)	1,657,999	135,591
Cree, Inc. (a)	303,051	34,384
First Solar, Inc. (a)	561,562	45,498
Intel Corp.	275,918	16,770
KLA Corp.	217,952	67,833
Marvell Technology Group Ltd.	2,751,679	132,851
Micron Technology, Inc. (a)	1,701,148	155,706
NVIDIA Corp.	8,047,393	4,414,647
Qualcomm, Inc.	864,045	117,674
Silicon Laboratories, Inc. (a)(g)	2,718,603	423,395
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,117,672	140,760
Teradyne, Inc.	274,768	35,338
Texas Instruments, Inc.	559,575	96,398
Xilinx, Inc.	216,652	28,230
		6,750,637
Software - 10.5%
2U, Inc. (a)(d)	279,251	11,067
Adobe, Inc. (a)	828,425	380,802
Agora, Inc. ADR (a)(d)	13,061	795
Atlassian Corp. PLC (a)	83,268	19,793
Autodesk, Inc. (a)	610,011	168,363
Avalara, Inc. (a)	9,290	1,458
Bill.Com Holdings, Inc. (a)	14,113	2,329
BTRS Holdings, Inc. (b)	648,723	10,963
Cloudflare, Inc. (a)	6,043,834	447,062
Coupa Software, Inc. (a)	74,405	25,763
Crowdstrike Holdings, Inc. (a)	138,901	30,003
Datadog, Inc. Class A (a)	48,951	4,670
DocuSign, Inc. (a)	72,505	16,434
Elastic NV (a)	163,569	21,982
Epic Games, Inc. (b)(e)	51,800	29,785
HubSpot, Inc. (a)	526,103	270,943
Intuit, Inc.	352,174	137,397
JFrog Ltd. (d)	70,255	3,758
Lightspeed POS, Inc.	305,950	20,933
LivePerson, Inc. (a)	867,706	56,939
Medallia, Inc. (a)(d)	206,560	8,339
Microsoft Corp.	10,960,809	2,547,073
Nutanix, Inc. Class A (a)	12,147,647	367,891
Oracle Corp.	1,658,334	106,979
Paycom Software, Inc. (a)	61,549	23,034
Paylocity Holding Corp. (a)	97,444	18,630
Qualtrics International, Inc. (d)	28,421	1,080
RingCentral, Inc. (a)	35,413	13,392
Salesforce.com, Inc. (a)	6,859,027	1,484,979
Slack Technologies, Inc. Class A (a)	238,165	9,748
The Trade Desk, Inc. (a)	7,670	6,177
Workday, Inc. Class A (a)	113,557	27,842
Zendesk, Inc. (a)	897,477	131,157
Zoom Video Communications, Inc. Class A (a)	252,854	94,469
Zscaler, Inc. (a)	315,969	64,783
		6,566,812
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	33,923,895	4,113,612
Pure Storage, Inc. Class A (a)	7,933,890	185,494
Samsung Electronics Co. Ltd.	434,695	31,806
		4,330,912

TOTAL INFORMATION TECHNOLOGY		22,394,929

MATERIALS - 1.0%
Chemicals - 0.3%
Albemarle Corp. U.S. (d)	51,261	8,059
Corteva, Inc.	2,514,651	113,536
Dow, Inc.	363,066	21,533
DuPont de Nemours, Inc.	751,165	52,822
The Mosaic Co.	245,729	7,224
		203,174
Containers & Packaging - 0.2%
Ball Corp.	965,904	82,479
Sealed Air Corp. (d)	724,188	30,343
		112,822
Metals & Mining - 0.5%
Barrick Gold Corp. (Canada)	2,876,013	53,674
Freeport-McMoRan, Inc.	6,762,298	229,310
Rio Tinto PLC sponsored ADR (d)	364,726	31,877
		314,861

TOTAL MATERIALS		630,857

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	252,664	54,608
Simon Property Group, Inc.	455,132	51,394
		106,002
Real Estate Management & Development - 0.1%
KE Holdings, Inc. ADR (a)(d)	906,472	57,860

TOTAL REAL ESTATE		163,862

TOTAL COMMON STOCKS
(Cost $18,451,071)		61,429,301

Preferred Stocks - 1.5%
Convertible Preferred Stocks - 1.4%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Starry, Inc.:
Series B (a)(b)(e)	9,869,159	14,113
Series C (a)(b)(e)	5,234,614	7,485
Series D (a)(b)(e)	10,743,446	15,363
		36,961
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.2%
Rad Power Bikes, Inc.:
Series A (b)(e)	154,174	744
Series C (b)(e)	606,658	2,926
Rivian Automotive, Inc.:
Series E (b)(e)	2,713,913	100,008
Series F (b)(e)	1,133,878	41,783
		145,461
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(b)(e)(f)	82,137	16,513
Topgolf International, Inc. Series F (a)(b)	819,532	19,202
		35,715
Internet & Direct Marketing Retail - 0.1%
Instacart, Inc.:
Series H (b)(e)	72,310	9,039
Series I (b)(e)	32,756	4,095
Reddit, Inc. Series B (a)(b)(e)	384,303	16,323
The Honest Co., Inc.:
Series C (a)(b)(e)	92,950	2,829
Series D (a)(b)(e)	69,363	2,111
Zomato Pvt Ltd.:
Series B (b)(e)	29	153
Series E (b)(e)	194,271	0
Series G (b)(e)	200	1,055
Series J7 (b)(e)	1,468	7,743
Series K (b)(e)	2,311	12,190
		55,538
Specialty Retail - 0.0%
Fanatics, Inc. Series E (b)(e)	558,178	9,651
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(b)(e)	121,335	1,403
Series B (a)(b)(e)	21,315	246
Series C (a)(b)(e)	203,730	2,355
Series D (a)(b)(e)	260,897	3,016
Series Seed (a)(b)(e)	406,151	4,695
Freenome, Inc. Series C (b)(e)	900,884	7,072
		18,787
TOTAL CONSUMER DISCRETIONARY		265,152
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(b)(e)	848,988	27,711
Sweetgreen, Inc.:
Series C (a)(b)(e)	5,291	70
Series D (a)(b)(e)	85,105	1,119
Series H (a)(b)(e)	705,259	9,274
Series I (a)(b)(e)	200,582	2,638
Series J (b)(e)	168,563	2,217
		43,029
Food Products - 0.0%
Agbiome LLC Series C (a)(b)(e)	1,060,308	6,716
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(e)	22,033	1,690
TOTAL CONSUMER STAPLES		51,435
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Paragon Biosciences Emalex Capital, Inc.:
Series B (a)(b)(e)	416,094	4,452
Series C (b)(e)	559,977	5,992
Sonder Holdings, Inc.:
Series D1 (b)(e)	965,896	10,400
Series E (b)(e)	1,478,345	15,917
		36,761
HEALTH CARE - 0.3%
Biotechnology - 0.2%
23andMe, Inc. Series F (a)(b)	590,383	13,572
Adagio Theraputics, Inc.:
Series A (b)(e)	413,930	28,673
Series B (b)(e)	149,500	10,356
Ambrx, Inc.:
Series A (b)(e)	1,353,862	2,789
Series B (b)(e)	1,218,475	2,510
Element Biosciences, Inc. Series B (a)(b)(e)	1,096,312	8,244
EQRx, Inc. Series B (b)(e)	6,908,598	22,937
Inscripta, Inc. Series D (b)(e)	1,690,173	9,009
Intarcia Therapeutics, Inc.:
Series CC (a)(b)(e)	1,051,411	0
Series DD (a)(b)(e)	1,543,687	0
National Resilience, Inc. Series B (b)(e)	1,277,345	17,449
		115,539
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. Series D6 (b)(e)	5,899,008	5,992
Health Care Providers & Services - 0.1%
Conformal Medical, Inc. Series C (b)(e)	1,067,180	4,664
Oscar Health, Inc. Series A-8 (a)(b)(e)	2,790,742	27,802
Scorpion Therapeutics, Inc. Series B (b)(e)	1,325,354	3,207
		35,673
Health Care Technology - 0.0%
PrognomIQ, Inc.:
Series A5 (b)(e)	372,687	1,245
Series B (b)(e)	1,111,446	3,712
		4,957
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc.:
Series B (a)(b)(e)	16,803	11,009
Series C (a)(b)(e)	13,100	8,583
Nohla Therapeutics, Inc. Series B (a)(b)(e)	9,124,200	0
Vera Therapeutics, Inc. Series C (b)(e)	3,591,850	2,766
		22,358
TOTAL HEALTH CARE		184,519
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(b)(e)	216,276	90,834
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(b)(e)	5,833,137	1,108
TOTAL INDUSTRIALS		91,942
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (b)(e)	787,863	6,300
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (b)(e)	4,067,736	4,510
IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(b)(e)	923,523	29
ByteDance Ltd. Series E1 (b)(e)	403,450	44,208
Riskified Ltd.:
Series D (b)(e)	157,100	1,807
Series E (a)(b)(e)	564,050	6,487
		52,531
Software - 0.2%
Bird Rides, Inc. (b)(e)	1,151,097	6,032
Bird Rides, Inc.:
Series C1 (b)(e)	348,328	1,825
Series D (b)(e)	415,100	2,175
Databricks, Inc. Series G (b)(e)	83,432	14,798
Dataminr, Inc. Series D (a)(b)(e)	1,773,901	27,850
Jet.Com, Inc. Series B1 (Escrow) (a)(b)(e)	7,578,338	0
Nuvia, Inc. Series B (b)(e)	1,235,787	9,083
Taboola.Com Ltd. Series E (a)(b)	1,337,420	33,970
UiPath, Inc.:
Series A1 (a)(b)(e)	587,070	36,560
Series B1 (a)(b)(e)	29,247	1,821
Series B2 (a)(b)(e)	145,650	9,070
		143,184
TOTAL INFORMATION TECHNOLOGY		206,525

TOTAL CONVERTIBLE PREFERRED STOCKS		873,295

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (b)(e)	17,893,728	265
Waymo LLC Series A2 (b)(e)	44,767	3,844
		4,109
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (b)(e)	7,316	108
Series B (b)(e)	128,092	1,896
Series C (b)(e)	2,600	38
Series D (b)(e)	457,593	6,774
		8,816
TOTAL CONSUMER DISCRETIONARY		12,925
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(b)(e)	46,864	30,705
Faraday Pharmaceuticals, Inc. Series B (a)(b)(e)	641,437	1,328
		32,033

TOTAL NONCONVERTIBLE PREFERRED STOCKS		44,958

TOTAL PREFERRED STOCKS
(Cost $764,906)		918,253
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(e)	3,596	3,596
4% 6/12/27 (b)(e)	743	743
TOTAL CONVERTIBLE BONDS
(Cost $4,339)		4,339

Preferred Securities - 0.0%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. 3% (b)(e)(h)	1,900	1,900
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21 (b)(e)	13,682	17,403
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (b)(e)(h)	8,368	8,368

TOTAL HEALTH CARE		25,771

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (b)(e)	1,732	1,732
TOTAL PREFERRED SECURITIES
(Cost $25,682)		29,403
	Shares	Value (000s)

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.07% (i)	78,725,652	78,741
Fidelity Securities Lending Cash Central Fund 0.08% (i)(j)	338,869,649	338,904
TOTAL MONEY MARKET FUNDS
(Cost $417,640)		417,645
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $19,663,638)		62,798,941
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(331,820)
NET ASSETS - 100%		$62,467,121

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,808,463,000 or 2.9% of net assets.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $992,394,000 or 1.6% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated company

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series F	8/31/17	$8,197
Adagio Theraputics, Inc. Series A	7/15/20	$3,311
Adagio Theraputics, Inc. Series B	11/4/20	$8,480
Adimab LLC	9/17/14 - 6/5/15	$48,007
Agbiome LLC Series C	6/29/18	$6,716
Alignment Healthcare Partners unit	2/28/20	$10,550
Allbirds, Inc.	10/9/18	$3,372
Allbirds, Inc. Series A	10/9/18	$1,331
Allbirds, Inc. Series B	10/9/18	$234
Allbirds, Inc. Series C	10/9/18	$2,234
Allbirds, Inc. Series D	12/23/19	$3,362
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$4,077
Ambrx, Inc. Series A	11/6/20	$2,116
Ambrx, Inc. Series B	11/6/20	$2,116
Ant International Co. Ltd. Class C	5/16/18	$9,303
AppHarvest, Inc.	1/29/21	$21,709
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Bird Rides, Inc.	2/12/21	$6,029
Bird Rides, Inc. Series C1	12/21/18	$4,091
Bird Rides, Inc. Series D	9/30/19	$5,362
Blink Health, Inc. Series A1	12/30/20	$4,699
Blink Health, Inc. Series C	11/7/19 - 1/21/21	$32,411
BTRS Holdings, Inc.	1/12/21	$6,487
ByteDance Ltd. Series E1	11/18/20	$44,208
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$15,506
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$6,920
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$5,395
Cazoo Holdings Ltd.	9/30/20	$3,072
Cazoo Holdings Ltd. Series A	9/30/20	$100
Cazoo Holdings Ltd. Series B	9/30/20	$1,756
Cazoo Holdings Ltd. Series C	9/30/20	$36
Cazoo Holdings Ltd. Series D	9/30/20	$6,274
Cerevel Therapeutics Holdings	10/27/20	$13,843
Cibus Corp. Series C	2/16/18 - 5/10/19	$12,928
Clover Health Investments Corp.	1/5/21	$9,525
Coinbase, Inc.	2/25/21 - 2/26/21	$18,344
Conformal Medical, Inc. Series C	7/24/20	$3,913
Cyclerion Therapeutics, Inc.	4/2/19	$8,052
Databricks, Inc. Series G	2/1/21	$14,798
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Dragonfly Therapeutics, Inc.	12/19/19	$12,746
Element Biosciences, Inc. Series B	12/13/19	$5,745
Enevate Corp. Series E	1/29/21	$4,510
Enevate Corp. 0% 1/29/23	1/29/21	$1,732
Epic Games, Inc.	7/13/20 - 7/30/20	$29,785
EQRx, Inc. Series B	11/19/20	$18,943
Fanatics, Inc. Series E	8/13/20	$9,651
Faraday Pharmaceuticals, Inc. Series B	12/30/19	$843
Freenome, Inc. Series C	8/14/20	$5,958
Gemini Therapeutics, Inc.	2/5/21	$6,586
Inscripta, Inc. Series D	11/13/20	$7,724
Instacart, Inc. Series H	11/13/20	$4,339
Instacart, Inc. Series I	2/26/21	$4,095
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Intarcia Therapeutics, Inc. 6% 7/18/21	2/26/19	$13,682
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	7/6/18	$1,299
JUUL Labs, Inc. Series E	7/6/18	$650
Kardium, Inc. Series D6	12/30/20	$5,992
Kardium, Inc. 0%	12/30/20	$8,368
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16 - 5/15/19	$11,479
National Resilience, Inc. Series B	12/1/20	$17,449
Neutron Holdings, Inc. Series 1D	1/25/19	$4,339
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$3,596
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$743
Nohla Therapeutics, Inc. Series B	5/1/18	$3,279
Nuvation Bio, Inc.	2/10/21	$21,251
Nuvia, Inc. Series B	9/18/20	$3,964
On Holding AG	2/6/20	$8,202
Oscar Health, Inc. Series A-8	1/20/16	$18,851
Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	$4,240
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	$5,992
PrognomIQ, Inc. Series A5	8/20/20	$225
PrognomIQ, Inc. Series B	9/11/20	$2,540
QuantumScape Corp.	11/25/20	$8,282
Rad Power Bikes, Inc.	1/21/21	$5,705
Rad Power Bikes, Inc. Series A	1/21/21	$744
Rad Power Bikes, Inc. Series C	1/21/21	$2,926
Reddit, Inc. Series B	7/26/17	$5,456
Riskified Ltd.	12/20/19 - 4/15/20	$6,506
Riskified Ltd. Series D	11/18/20	$1,807
Riskified Ltd. Series E	10/28/19	$5,367
Riskified Ltd. warrants	10/28/19	$0
Rivian Automotive, Inc. Series E	7/10/20	$42,039
Rivian Automotive, Inc. Series F	1/19/21	$41,783
Royalty Pharma PLC	5/21/15	$1,116
Rush Street Interactive, Inc.	12/29/20	$4,471
Scorpion Therapeutics, Inc. Series B	1/8/21	$3,207
Seer, Inc. Class A	12/8/20	$7,565
Skillz, Inc.	12/16/20	$4,789
Sonder Holdings, Inc. Series D1	12/20/19	$10,138
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$15,917
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$38,201
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Starry, Inc. Series B	12/1/16	$5,339
Starry, Inc. Series C	12/8/17	$4,826
Starry, Inc. Series D	3/6/19 - 7/30/20	$15,363
Starry, Inc. 3%	9/4/20	$1,900
Sweetgreen, Inc. warrants 1/21/26	1/21/21	$0
Sweetgreen, Inc. Series C	9/13/19	$90
Sweetgreen, Inc. Series D	9/13/19	$1,455
Sweetgreen, Inc. Series H	11/9/18	$9,197
Sweetgreen, Inc. Series I	9/13/19	$3,430
Sweetgreen, Inc. Series J	1/21/21	$2,882
Taboola.Com Ltd. Series E	12/22/14	$13,943
The Honest Co., Inc.	8/21/14	$1,078
The Honest Co., Inc. Series C	8/21/14	$2,515
The Honest Co., Inc. Series D	8/3/15	$3,174
Topgolf International, Inc. Series F	11/10/17	$11,337
Tory Burch LLC Class B	12/31/12 - 5/14/15	$83,038
UiPath, Inc. Series A1	6/14/19	$7,701
UiPath, Inc. Series B1	6/14/19	$384
UiPath, Inc. Series B2	6/14/19	$1,911
Vera Therapeutics, Inc. Series C	10/29/20	$2,126
Waymo LLC Series A2	5/8/20	$3,844
Wheels Up Partners Holdings LLC Series B	9/18/15 - 5/16/19	$39,183
Xsight Labs Ltd. Series D	2/16/21	$6,300
YourPeople, Inc. Series C	5/1/15	$86,920
Yumanity Therapeutics, Inc.	12/22/20	$2,448
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$3,047
Zomato Pvt Ltd. Series B	1/22/21	$119
Zomato Pvt Ltd. Series E	1/22/21	$0
Zomato Pvt Ltd. Series G	1/22/21 - 2/5/21	$824
Zomato Pvt Ltd. Series J7	12/9/20	$5,979
Zomato Pvt Ltd. Series K	2/10/21	$12,381

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$22
Fidelity Securities Lending Cash Central Fund	1,561
Total	$1,583

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Axcella Health, Inc.	$12,628	$--	$414	$--	$81	$(116)	$12,179
Codiak Biosciences, Inc.	8,610	--	--	--	--	2,706	11,316
Codiak Biosciences, Inc.	4,834	3,727	365	--	251	146	8,593
Evelo Biosciences, Inc.	11,502	8,183	1,391	--	781	15,684	34,759
Infinera Corp.	106,561	2,211	4,559	--	1,802	15,567	121,582
Ionis Pharmaceuticals, Inc.	407,063	6,394	16,565	--	11,628	4,798	413,318
Kaleido Biosciences, Inc.	12,184	11,805	670	--	131	(1,121)	22,329
Karuna Therapeutics, Inc.	153,778	--	5,730	--	5,090	32,608	185,746
OptiNose, Inc.	11,589	--	434	--	(162)	(286)	10,707
Presbia PLC	12	--	--	--	--	(1)	11
QuantumScape Corp.	73,528	--	--	--	--	(32,586)	--
Rigel Pharmaceuticals, Inc.	28,642	6,178	1,555	--	(245)	9,686	42,706
Rubius Therapeutics, Inc.	27,590	3,915	1,467	--	373	18,369	48,780
Rush Street Interactive, Inc.	23,402	--	1,076	--	517	(923)	--
Sienna Biopharmaceuticals, Inc.	11	--	1	--	(653)	679	36
Silicon Laboratories, Inc.	329,384	1,206	13,058	--	8,256	97,607	423,395
Total	$1,211,318	$43,619	$47,285	$--	$27,850	$162,817	$1,335,457

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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